SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Oct. 18, 2021
Warrants outstanding diluted EPS		18,506,429
Underlying shares conversion of convertible		67,816,000		3,144,000	2,057,143
Fixed coversion price		$ 0.10
Convertible debentures	$ 168,000	$ 9,842,000	$ 18,768,000	$ 8,471,000
FDIC cash amount		$ 250,000
Conversion prices ranging descriptions	conversion prices ranging from $0.124 to $0.25 for fixed conversion rates which were not included in the calculation of diluted EPS as their effect would be anti-dilutive
Conversion price		90.00%
Series B Preferred Stock [Member]
preferred stock issued		$ 67
Series B Preferred Stock [Member] | Investor [Member]
preferred stock issued		1,920
Convertible preferred stock		12,308,000
Series D Preferred Stock [Member]
Convertible debentures				$ 3,022,000
preferred stock issued		$ 5,000
Measurement Input Risk Free Interest Rate [Member]
Alternative Investment, Measurement		$ 1.33
Measurement Input Risk Free Interest Rate [Member] | Warrant [Member]
Alternative Investment, Measurement		209.9
Measurement Input Share Price [Member]
Alternative Investment, Measurement		$ 0.3075